Operating Segments - Schedule of Segment Revenues and Results (Details) - Operating Segments [Member]	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Segment Revenues and Results [Line Items]
Revenue	RM 78,963,971	$ 18,744,266	RM 64,751,592
Net profit	15,162,435	3,599,221	27,525,936
Other gains and losses	4,527,102	1,074,631	(1,260,822)
Interest income	5,438	1,291	3,771
Finance cost	(50,012)	(11,872)	(28,786)
Profit before income tax	19,644,963	4,663,271	26,240,099
Income tax expense			(826,402)
Profit for the year	19,644,963	4,663,271	25,413,697
Business strategy consultancy [Member]
Schedule of Segment Revenues and Results [Line Items]
Revenue	34,064,797	8,086,215	52,647,479
Net profit	12,138,055	2,881,301	22,909,476
Technology development, solutions and consultancy [Member]
Schedule of Segment Revenues and Results [Line Items]
Revenue	39,357,954	9,342,691	8,250,188
Net profit	1,383,495	328,411	3,760,825
Interest Income [Member]
Schedule of Segment Revenues and Results [Line Items]
Revenue	5,359,512	1,272,227	3,193,950
Net profit	1,571,784	373,106	1,056,683
Others [Member]
Schedule of Segment Revenues and Results [Line Items]
Revenue	181,708	43,133	659,975
Net profit	RM 69,101	$ 16,403	RM (201,048)